AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2024
	Shares	Value
Common Stocks - 99.2%
Communication Services - 5.8%
Alphabet, Inc., Class A (United States)	79,101	$14,973,819
Deutsche Telekom AG (Germany)	182,635	5,472,311
Netflix, Inc. (United States)*	11,460	10,214,527

Total Communication Services		30,660,657
Consumer Discretionary - 4.6%
BYD Co., Ltd., Class H (China)	421,590	14,339,596
KB Home (United States)	98,717	6,487,681
TopBuild Corp. (United States)*	11,294	3,516,274

Total Consumer Discretionary		24,343,551
Consumer Staples - 4.0%
Colgate-Palmolive Co. (United States)	71,075	6,461,428
McCormick & Co., Inc., Non-Voting Shares (United States)	82,910	6,321,058
Sprouts Farmers Market, Inc. (United States)*	64,578	8,205,927

Total Consumer Staples		20,988,413
Financials - 16.8%
Bank Rakyat Indonesia Persero Tbk PT, ADR (Indonesia)	665,899	8,257,148
The Charles Schwab Corp. (United States)	87,040	6,441,830
Chubb, Ltd. (Switzerland)	50,105	13,844,011
HA Sustainable Infrastructure Capital, Inc. (United States)[1]	208,766	5,601,192
Hannover Rueck SE (Germany)	33,288	8,335,961
HDFC Bank, Ltd., ADR (India)[1]	93,667	5,981,575
Macquarie Group, Ltd. (Australia)	71,357	9,758,999
ORIX Corp. (Japan)	532,750	11,445,544
PayPal Holdings, Inc. (United States)*	69,070	5,895,125
Ping An Insurance Group Co. of China, Ltd., Class H (China)	1,019,000	5,980,874
Visa, Inc., Class A (United States)	20,785	6,568,891

Total Financials		88,111,150
Health Care - 11.9%
CSL, Ltd. (Australia)	29,022	5,062,913
Danaher Corp. (United States)	31,974	7,339,632
Edwards Lifesciences Corp. (United States)*	69,993	5,181,582
Eli Lilly & Co. (United States)	11,160	8,615,520
Gilead Sciences, Inc. (United States)	60,315	5,571,296
Hologic, Inc. (United States)*	66,703	4,808,619
Merck & Co., Inc. (United States)	108,795	10,822,927
Novo Nordisk A/S, Class B (Denmark)	49,810	4,297,698
Regeneron Pharmaceuticals, Inc. (United States)*	7,030	5,007,680
	Shares	Value

Vertex Pharmaceuticals, Inc. (United States)*	14,039	$5,653,505

Total Health Care		62,361,372
Industrials - 18.1%
Ashtead Group PLC (United Kingdom)	78,760	4,872,730
The AZEK Co., Inc. (United States)*	147,911	7,021,335
Carrier Global Corp. (United States)	91,457	6,242,855
Keisei Electric Railway Co., Ltd. (Japan)	570,000	5,118,220
Kurita Water Industries, Ltd. (Japan)	134,400	4,681,383
Mitsubishi Electric Corp. (Japan)	314,200	5,305,503
Prysmian S.p.A. (Italy)	160,508	10,271,931
RELX PLC (United Kingdom)	286,512	12,981,568
Rexel, S.A. (France)	190,866	4,861,265
Schneider Electric SE (France)	38,955	9,698,084
Vertiv Holdings Co., Class A (United States)	86,409	9,816,927
Westinghouse Air Brake Technologies Corp. (United States)	38,859	7,367,278
Xylem, Inc. (United States)	56,804	6,590,400

Total Industrials		94,829,479
Information Technology - 24.1%
Adobe, Inc. (United States)*	12,159	5,406,864
Akamai Technologies, Inc. (United States)*	57,830	5,531,440
Apple, Inc. (United States)	57,940	14,509,335
Applied Materials, Inc. (United States)	31,661	5,149,028
ASML Holding NV (Netherlands)	4,630	3,243,013
Broadcom, Inc. (United States)	41,305	9,576,151
Enphase Energy, Inc. (United States)*,1	36,776	2,525,776
First Solar, Inc. (United States)*,1	45,053	7,940,141
Intuit, Inc. (United States)	17,995	11,309,857
Micron Technology, Inc. (United States)	43,057	3,623,677
Microsoft Corp. (United States)	32,865	13,852,597
NVIDIA Corp. (United States)	99,890	13,414,228
Salesforce, Inc. (United States)	34,207	11,436,426
SK Hynix, Inc. (South Korea)	45,700	5,236,778
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	71,332	14,087,357

Total Information Technology		126,842,668
Materials - 9.6%
Ball Corp. (United States)	142,095	7,833,697
Borregaard A.S.A. (Norway)	313,892	5,036,925
CRH PLC (United States)	124,221	11,492,927
DSM-Firmenich AG (Switzerland)	45,689	4,618,430
Ecolab, Inc. (United States)	22,860	5,356,555
Smurfit WestRock PLC (Ireland)	257,835	13,886,993

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 9.6% (continued)
Steel Dynamics, Inc. (United States)	17,350	$1,979,114

Total Materials		50,204,641
Real Estate - 1.4%
Weyerhaeuser Co., REIT (United States)	262,463	7,388,333
Utilities - 2.9%
American Water Works Co., Inc. (United States)	81,530	10,149,670
Veolia Environnement, S.A. (France)	183,852	5,158,434

Total Utilities		15,308,104

Total Common Stocks (Cost $482,279,448)		521,038,368
Short-Term Investments - 0.7%
Other Investment Companies - 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.36%[2]	1,547,886	1,547,886
	Shares	Value

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.43%[2]	2,321,828	$2,321,828

Total Short-Term Investments (Cost $3,869,714)		3,869,714
Total Investments - 99.9% (Cost $486,149,162)		524,908,082
Other Assets, less Liabilities - 0.1%		421,577
Net Assets - 100.0%		$525,329,659

*	Non-income producing security.
[1]	Some of these securities, amounting to $11,719,765 or 2.2% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the December 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$118,362,877	$8,479,791	—	$126,842,668
Industrials	37,038,795	57,790,684	—	94,829,479
Financials	52,589,772	35,521,378	—	88,111,150
Health Care	53,000,761	9,360,611	—	62,361,372
Materials	40,549,286	9,655,355	—	50,204,641
Communication Services	25,188,346	5,472,311	—	30,660,657
Consumer Discretionary	10,003,955	14,339,596	—	24,343,551
Consumer Staples	20,988,413	—	—	20,988,413
Utilities	10,149,670	5,158,434	—	15,308,104
Real Estate	7,388,333	—	—	7,388,333
Short-Term Investments
Other Investment Companies	3,869,714	—	—	3,869,714
Total Investments in Securities	$379,129,922	$145,778,160	—	$524,908,082

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
For the period ended December 31, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at December 31, 2024, was as follows:
Country	% of Long-Term Investments
Australia	2.8
China	3.9
Denmark	0.8
France	3.8
Germany	2.7
India	1.1
Indonesia	1.6
Ireland	2.7
Italy	2.0
Japan	5.1
Netherlands	0.6
Norway	1.0
South Korea	1.0
Switzerland	3.5
Taiwan	2.7
United Kingdom	3.4
United States	61.3
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at December 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$11,719,765	—	$12,079,965	$12,079,965
The following table summarizes the securities received as collateral for securities lending at December 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.062%	01/15/25-02/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.